FAIR VALUE MEASUREMENTS (Restated, see Note 2) - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended	11 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning			$ 30,101,808
Initial measurement on July 7, 2020 (IPO)					$ 17,695,600
Change in valuation inputs or other assumptions					12,406,208
Fair value as of ending				$ 30,101,808	30,101,808
Transfers of public warrant to Level 3				11,100,000
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning			19,458,000
Initial measurement on July 7, 2020 (IPO)					11,454,000
Change in valuation inputs or other assumptions					8,004,000
Fair value as of ending				19,458,000	19,458,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning	$ 6,793,384	$ 5,370,784	10,643,808
Initial measurement on July 7, 2020 (IPO)					6,241,600
Change in valuation inputs or other assumptions	13,586,764	1,422,600	(5,273,024)		4,402,208
Fair value as of ending	$ 20,380,148	$ 6,793,384	$ 5,370,784	$ 10,643,808	$ 10,643,808